JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

November 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan U.S. Government Money Market Fund and

JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”)

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 204 under the 1933 Act (Amendment No. 205 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the Amendment”).

This Amendment is being filed to register E*TRADE Class Shares for the JPMorgan U.S. Government Money Market Fund and Capital Shares for the JPMorgan U.S. Treasury Plus Money Market Fund. If you have any questions or comments, please contact me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary